497(e)
                                                                       333-60730

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JUNE 20, 2008 TO THE CURRENT PROSPECTUSES FOR:

o Income Manager(SM)               o Accumulator(R) Plus(SM)        o Accumulator(R) Express(SM)
o Income Manager Accumulator(R)    o Accumulator(R)                 o Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA   o Accumulator(R) Select(SM)      o Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o Accumulator(R) Select(SM) II   o Stylus(R)

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This Supplement modifies certain information in the above-referenced
Prospectuses and Supplements to Prospectuses and Statements of Additional Information as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


RELOCATION OF PROCESSING OFFICE

Effective on or about June 23, 2008, our processing office in Secaucus, NJ is moving. Therefore, all references in your prospectus under "How to reach us" under "Who is AXA Equitable?" to 200 Plaza Drive, 1st Floor, Secaucus, NJ 07094, are replaced with 500 Plaza Drive, 6th Floor, Secaucus, NJ 07094. In order to avoid delays in processing, please send your correspondence to our new location.













Accumulator(R) Plus(SM), Accumulator(R) Select(SM), Accumulator(R) Express(SM), Accumulator(R) Elite(SM) and Income Manager(SM) are service marks of AXA Equitable Life Insurance Company.

Accumulator(R) and Stylus(R) are issued by and are registered servicemarks of AXA Equitable Life Insurance Company. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

   (Copyright)2008 AXA Equitable Life Insurance Company. All rights reserved.
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

COA 0608                                                           140589 (6/08)
                                                                          x02135